Average Annual Total Returns{- Fidelity Small Cap Growth K6 Fund} - 07.31 Fidelity Small Cap Growth K6 Fund PRO-05 - Fidelity Small Cap Growth K6 Fund	Fidelity Small Cap Growth K6 Fund Return Before Taxes Past 1 year	Fidelity Small Cap Growth K6 Fund Return Before Taxes Since Inception		Russell 2000® Growth Index(reflects no deduction for fees, expenses, or taxes) Past 1 year	Russell 2000® Growth Index(reflects no deduction for fees, expenses, or taxes) Since Inception
Total	36.25%	17.17%	[1]	28.48%	11.55%	[1]

[1]	(a) From May 25, 2017